Basis of presentation (Details Textual)	6 Months Ended
Jun. 30, 2018
Basis of presentation [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 31, 2013
Operations Commenced Date	Feb. 02, 2014
Entity Incorporation, State Country Name	Israel